Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Net (loss) income	$ (571,717)	$ 756,761
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities
Depreciation expense	365,366	248,146
Amortization expense	10,269	15,118
Provision for credit losses or doubtful accounts	217,471	190,983
Write-down of inventories	129,686	6,713
Deferred tax expense	0	74,616
Amortization of operating lease right-of-use assets	261,754	154,455
Amortization of finance lease right-of-use assets	11,951	0
Loss from disposal of property and equipment	1,046	0
Changes in operating assets and liabilities
Accounts and notes receivable	1,019,565	(1,371,684)
Accounts receivable - related parties	(16,938)	(218,421)
Prepayments	(530,103)	275,082
Prepayments - related parties	(2,889,728)	(1,004,692)
Inventories	(117,157)	(909,054)
Other receivables and other current assets	(335,891)	(52,168)
Prepaid expenses and deposits	(57,373)	(1,107)
Operating lease receivable - related party	0	0
Accounts payable	345,455	(25,698)
Accounts payable - related party	(411,139)	392,777
Contract liabilities	2,244,964	2,146,876
Accrued expenses and other payables	201,624	307,405
Operating lease liabilities	(132,525)	(34,652)
Operating lease liabilities - related parties	(102,751)	(204,940)
Other payables - related parties	18,794	0
Taxes payable	(474,512)	(295,495)
Net cash (used in) provided by operating activities	(811,889)	451,021
Cash flows from investing activities
Purchases of property, plant and equipment	(450,637)	(43,254)
Purchase of intangible assets	(15,170)	(37,993)
Prepayment for land use right	(2,016,296)	0
Loans to related parties	(301,949)	(677,765)
Repayments from related parties	0	677,267
Net cash used in investing activities	(2,784,052)	(81,745)
Cash flows from financing activities
Borrowings from related parties	178,860	1,587,015
Repayments to related parties	0	(1,511,509)
Proceeds from bank loan	0	282,450
Repayments to bank loan	(795,394)	(1,218,164)
Repayments to third party loans	0	(194,226)
Repayments of finance lease liabilities	(119,223)	0
Dividends payments	(517,140)	(1,275,902)
Capital contribution from noncontrolling interest shareholder	50,000	0
Proceeds from issuance of shares upon IPO	5,000,000	0
Proceeds from issuance of shares pursuant to exercise of over-allotment	413,940	0
Payments of initial public offering costs	(1,418,521)	(474,972)
Net cash provided by (used in) financing activities	2,792,522	(2,805,308)
Effect of exchange rate change on cash and restricted cash	(526,628)	108,141
Net change in cash and restricted cash	(1,330,047)	(2,327,891)
Cash and restricted cash - beginning of the year	10,802,405	13,130,296
Cash and restricted cash - end of the year	9,472,358	10,802,405
Cash	8,968,814	10,802,405
Restricted cash	503,544	0
Supplemental disclosure of cash flow information
Interest paid	66,864	91,276
Income tax paid	746,044	664,259
Supplemental non-cash information
Finance lease right-of-use assets obtained in exchange for finance lease liabilities	235,556	0
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	993,783	377,039
Termination of operating lease right-of-use asset with lease liability	(27,667)	0
Other receivables - related party offset with other payables - related party upon execution of offset agreement	0	381,710
Deferred IPO costs transfer to additional paid-in capital upon IPO	$ (1,192,734)	$ 0